333-29131

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 2 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                   PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)

                        Telephone number (515) 248-3842

                               _________________

MICHAEL D. ROUGHTON copy to:                JOHN W. BLOUCH, L.L.P.
The Principal Financial Group               Suite 405 West
Des Moines, Iowa  50392                     1025 Thomas Jefferson Street, N.W.
                                            Washington, DC  20007-0805

                    (Name and address of agent for service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box)
              immediately upon filing pursuant to paragraph (b)of Rule 485
        X     on December 31, 1997 pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective  amendment designates a new effective date for
       X      a previously filed post-effective amendment.
                                   ----------

     This amendment is being filed pursurant to Rule 485(b)(1)(iii) solely for the purpose of designating a new effective date for the post-effective amendment filed pursuant to Rule 485 (a) on October 23, 1997 (the "Previously Filed
Post-Effective Amendment"). Part A, B and C of the Previously Filed Post-Effective Amendment are incorporated herein by reference.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 18th day of December, 1997.


                             Principal International Emerging Markets Fund, Inc.

                                            (Registrant)



                             By          /s/ S. L. Jones
                                ______________________________________
                                 S. L. Jones
                                 President and Director


Attest:


/s/ E. H. Gillum
______________________________________
E. H. Gillum
Assistant Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ S. L. Jones
_____________________________      President and Director              12/18/97
S. L. Jones                        (Principal Executive Officer)      __________



   (J. B. Griswell)*
_____________________________      Director and                        12/18/97
J. B. Griswell                     Chairman of the Board              __________


/s/ M. J. Beer
_____________________________      Financial Officer (Principal        12/18/97
M. J. Beer                         Financial and Accounting Officer)  __________


   (J. D. Davis)*
_____________________________      Director                            12/18/97
J. D. Davis                                                           __________


   (R. W. Erhle)*
_____________________________      Director                            12/18/97
R. W. Ehrle                                                           __________


   (P. A. Ferguson)*
_____________________________      Director                            12/18/97
P. A. Ferguson                                                        __________


   (R. W. Gilbert)*
_____________________________      Director                            12/18/97
R. W. Gilbert                                                         __________


   (R. E. Keller)*
_____________________________      Director                            12/18/97
R. E. Keller                                                          __________


   (B. A. Lukavsky)*
_____________________________      Director                            12/18/97
B. A. Lukavsky                                                        __________


   (R. G. Peebler)*
_____________________________      Director                            12/18/97
R. G. Peebler                                                         __________



                                         By    /s/ S. L. Jones
                                           _____________________________________
                                           S. L. Jones
                                           President and Director


                                        *Pursuant to Powers of Attorney
                                         Previously Filed or Included